Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 176,460,053	$ 73,739,504
Restricted cash	564,027	926,823
Trade accounts receivable, net	10,159,572	4,551,077
Other receivables	1,365,550	775,793
Inventories	2,817,493	3,191,140
Prepaid expenses	984,394	1,338,031
Derivative	0	184,392
Total current assets	192,351,089	84,706,760
Long-term assets
Vessels, net	465,913,492	443,386,898
Advances for vessels under construction	35,890,936	56,924,663
Restricted cash	6,300,000	6,000,000
Derivative	0	200,636
Total assets	700,455,517	591,218,957
Current liabilities
Long-term debt, current portion	19,151,932	36,930,532
Accrued expenses	9,035,452	4,482,282
Accrued dividends	143,510	121,030
Deferred revenues	5,291,870	8,237,629
Total current liabilities	39,352,279	57,169,609
Long-term liabilities
Long-term debt, net of current portion	197,659,451	168,473,386
Fair value of below market time charters acquired	0	2,626,130
Total long-term liabilities	197,659,451	171,099,516
Total liabilities	237,011,730	228,269,125
Shareholders’ equity
Common stock (par value $0.03, 200,000,000 shares authorized, 7,047,537 and 7,055,881 issued and outstanding, respectively)	211,676	211,426
Additional paid-in capital	258,724,564	258,887,424
Retained earnings	204,507,547	103,850,982
Total shareholders’ equity	463,443,787	362,949,832
Total liabilities and shareholders’ equity	700,455,517	591,218,957
Nonrelated Party [Member]
Current liabilities
Trade accounts payable	3,907,792	5,735,830
Related Party [Member]
Current assets
Trade accounts receivable, net	1,821,723	1,662,306
Current liabilities
Trade accounts payable	$ 1,821,723	$ 1,662,306